Derivative Instruments - Effective Portion of Gains (Losses) on Foreign Currency Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion	$ 6	$ 713	$ 319
Statement of Income (Loss) Effective Portion	(52)	217	2,345
Statement of Income (Loss) Ineffective Portion	(59)	(440)	(306)
General and administrative expenses [Member]
Derivative [Line Items]
Statement of Income (Loss) Effective Portion	(52)	217	1,512
Statement of Income (Loss) Ineffective Portion	(59)	(440)	(6)
Vessel operating expenses [Member]
Derivative [Line Items]
Balance Sheet (AOCI) Effective Portion	6	713	319
Statement of Income (Loss) Effective Portion			833
Statement of Income (Loss) Ineffective Portion			$ (300)